SCHEDULE OF GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 5,747,000	$ 916,000
Acquisitions	357,000	4,831,000
Impairment	6,104,000
Balance		$ 5,747,000